Document and Entity Information	Aug. 01, 2017
Prospectus:
Document Type	497
Document Period End Date	Aug. 01, 2017
Registrant Name	DREYFUS PREMIER SHORT INTERMEDIATE MUNICIPAL BOND FUND
Central Index Key	0000810305
Amendment Flag	false
Document Creation Date	Aug. 01, 2017
Document Effective Date	Aug. 01, 2017
Prospectus Date	Aug. 01, 2017
DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND | Class A Shares
Prospectus:
Trading Symbol	DMBAX